SHORT-TERM BANK LOAN (Tables)	12 Months Ended
Jun. 30, 2019
Short-term Bank Loan [Abstract]
Schedule of Short-term Bank Loan [Table Text Block]

Short-term bank loan consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Bank of Nanjing, 5.655% annual interest, due on June 11, 2020	¥—	¥2,500,000	$364,071
Total short-term bank loan	¥—	¥2,500,000	$364,071